Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Value of share equivalents
Market price of Company's stock	$ 64.28	$ 77.50	$ 83.75
Phantom Stock and Performance Stock Units
Number of share equivalents
Balance at beginning of the period (in shares)	393,844	472,830	462,430
Granted (in shares)	157,044	118,408	215,745
Forfeited share equivalents (in shares)	(63,276)	(34,968)	(42,051)
Vested share equivalents (in shares)	(134,205)	(162,426)	(163,294)
Balance at end of the period (in shares)	353,407	393,844	472,830
Value of share equivalents
Balance at beginning of the period (in shares)	$ 30,523	$ 39,600	$ 25,466
Granted (in shares)	10,095	9,177	18,069
Forfeited share equivalents (in shares)	4,067	2,710	3,522
Vested share equivalents (in shares)	11,156	13,515	8,509
Balance at end of the period (in shares)	$ 22,717	$ 30,523	$ 39,600